Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Summary of Changes in Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2025, 2024, and 2023 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, December 31, 2022	4,077,508	$11.65
Issued	1,480,545	9.40
Expired	(2,000)	10.85
Outstanding, December 31, 2023	5,556,054	$11.05
Issued	6,963,840	0.90
Exercised	(6,728)	0.45
Expired	(2,509,712)	11.25
Outstanding, December 31, 2024	10,003,454	$3.93
Expired	(3,046,340)	10.89
Outstanding, December 31, 2025	6,957,114	$0.89

Schedule of Purchase Warrants Outstanding

At December 31, 2025, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
2,646,475	0.90 CAD	May 28, 2026
104,073	0.45 CAD	May 28, 2026
1,228,445	0.90 CAD	May 31, 2026
72,450	0.45 CAD	May 31, 2026
306,496	0.90 CAD	June 10, 2026
7,819	0.45 CAD	June 10, 2026
452,556	0.90 CAD	June 19, 2026
12,180	0.45 CAD	June 19, 2026
1,694,520	0.90 CAD	June 28, 2026
400,000	0.90 CAD	July 3, 2026
30,000	0.90 CAD	July 5, 2026
2,100	0.45 CAD	July 5, 2026
6,957,114

Schedule of Weighted Average Assumption for Warrants

The fair values for finder’s warrants granted during the year ended December 31, 2025, 2024, and 2023 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2025	2024	2023
Risk-free interest rate	N/A	3.74 – 4.20%	3.77 – 4.43%
Expected life (years)	N/A	2	2
Expected volatility	N/A	92 – 93%	101 – 104%
Dividend yield	N/A	0%	0%